Deferred Tax (Details) - Schedule of Deferred Tax - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Deferred Tax [Abstract]
Deferred tax liabilities	R (69,840)	R (51,894)
Deferred revenue	63,934	59,402
Property, plant and equipment and capitalized commission assets	(158,592)	(144,007)
Lease obligations	(2,411)	4,812
ECL provision on trade receivables	18,716	17,238
Other	8,513	10,661
Deferred tax assets	81,903	60,919
Deferred revenue	5,791	4,856
Property, plant and equipment and capitalized commission assets	41,842	25,233
Tax losses	15,186	8,795
Lease obligations	3,076	2,903
ECL provision on trade receivables	6,504	8,890
Other	9,504	10,242
Total net deferred tax assets	12,063	9,025
Reconciliation of deferred tax assets/(liabilities)
At March 1	9,025	11,320
Increase in deferred revenue temporary differences	5,569	5,417
Decrease in ECL provision on trade receivables temporary differences	(393)	(430)
Decrease in property, plant and equipment and capitalized commission assets temporary differences	4,313	(469)
Increase/(decrease) in tax losses temporary differences	6,370	(13,076)
(Decrease)/increase in lease obligation temporary differences	(7,120)	1,659
(Decrease)/increase in other temporary differences	(3,051)	1,504
Translation adjustments	(2,650)	3,100
At February 29/28	12,063	9,025
Reconciliation of deferred tax balances
At March 1	9,025	11,320
Credit/(charge) to income statement	6,500	(17,229)
Others	132	14,570
Translation adjustments	(3,594)	364
At February 29/28	R 12,063	R 9,025